Income Taxes (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefits
Beginning balance		$ 53,670	$ 19,389
Increases related to tax positions taken during the current year	[1]	0	34,281
Decrease related to tax positions taken during the current year	[1]	53,670	0
Ending balance		$ 0	$ 53,670

[1]	As of December 31, 2022 unrecognized tax benefit in amount of $53.7 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.